Capital management (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Capital management
Total equity in % of total assets (equity ratio)	43.60%	40.70%
Debt and lease liabilities in % of total assets	35.90%	38.80%